Shareholder Fees - FidelitySAISustainableLowDurationIncomeFund-PRO	Oct. 30, 2024 USD ($)
FidelitySAISustainableLowDurationIncomeFund-PRO | Fidelity SAI Sustainable Low Duration Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none